Advance to Suppliers	12 Months Ended
Dec. 31, 2023
Advance to Suppliers [Line Items]
ADVANCE TO SUPPLIERS

Note 6 — ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	December 31, 2023	December 31, 2022
Advance to suppliers	$200,851	$738,482
Less: allowance for credit losses	(19,928)	(607,195)
Advance to suppliers, net	$180,923	$131,287

Allowance for credit losses movement:

	December 31, 2023	December 31, 2022
Balance as of beginning	$607,195	$750,342
Provision	-	-
Recovery	(169,377)	(88,379)
Written off	(401,921)	-
Foreign exchange translation effect	(15,969)	(54,768)
Ending balance	$19,928	$607,195

For the years ended December 31, 2023 and 2022 and 2021, the Company recorded a recovery of allowance for credit losses of $169,377, $88,379 and $nil, respectively. For the years ended December 31, 2023, 2022 and 2021, the Company recorded provision for credit losses of $nil, $nil and $740,790, respectively.